UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                 Investment Company Act File Number: 811-04692




                       Emerging Markets Growth Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    11100 Santa Monica Boulevard, 15th Floor
                          Los Angeles, California 90025
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (310) 996-6000

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005




                                Vincent P. Corti
                           Capital International, Inc.
                    11100 Santa Monica Boulevard, 15th Floor
                          Los Angeles, California 90025
                     (name and address of agent for service)


                                   Copies to:
                                 Rob Helm, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                           Washington, DC 20006-2401
                          (Counsel for the Registrant)




ITEM 1 - Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio
March 31, 2005                                                       unaudited

Equity securities                                                                                                            Value
(common and preferred stocks)                                                                               Shares           (000)

Argentina  -  0.54%
BI SA (acquired 10/21/93, cost: $4,567,000) (1)  (2)                                                     4,952,159          $2,010
Grupo Financiero Galicia SA, Class B (2)                                                                         5               -
Hidroneuquen SA (acquired 11/11/93, cost: $29,239,000) (1)  (2)  (3)                                    28,022,311             891
IRSA Inversiones y Representaciones SA (GDR) (2)                                                         1,175,700          14,755
Nortel Inversora SA, Class B, preferred (ADR) (2)                                                        4,175,100          39,663
Telecom Argentina SA, Class B (ADR) (2)                                                                  1,825,046          22,375
                                                                                                                            79,694

Brazil  -  12.26%
ALL - America Latina Logistica, preferred nominative                                                     5,552,100          30,452
ALL - America Latina Logistica, preferred nominative (GDR)                                                 218,900          11,963
Banco Bradesco SA, preferred nominative                                                                    233,000           6,757
Banco Bradesco SA, preferred nominative (ADR)                                                              751,849          21,759
Banco Itau Holding Financeira SA, preferred nominative                                                     308,602          50,259
Banco Itau Holding Financeira SA, preferred nominative (ADR)                                               230,100          18,673
Bradespar SA, preferred nominative                                                                         378,350          14,427
Celular CRT SA, ordinary nominative                                                                      2,255,641             321
Celular CRT SA, Class A, preferred nominative                                                          101,573,000          19,242
Centrais Eletricas Brasileiras SA - ELETROBRAS, ordinary nominative                                    268,720,000           3,571
Centrais Eletricas Brasileiras SA - ELETROBRAS, ordinary nominative (ADR)                                  231,980           1,531
Centrais Eletricas Brasileiras SA - ELETROBRAS, Class B, preferred nominative                        2,423,118,300          31,026
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                         7,147,010         206,477
Cia. de Saneamento Basico de Estado de Sao Paulo - SABESP (ADR)                                          2,705,000          33,299
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                        2,615,826,000          60,230
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative (ADR)                                        255,200           5,824
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                           424,690          13,424
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)                                               5,057,456         134,377
Companhia de Concessoes Rodoviarias, ordinary nominative                                                 2,438,300          48,556
Embratel Participacoes SA, preferred nominative, rights, expire April 7, 2005 (ADR) (2)                     61,101               -
Itausa - Investimentos Itau SA, preferred nominative                                                   138,702,722         255,491
LIGHT-Servicos de Eletricidade SA, ordinary nominative (2)                                             148,424,000           3,084
Natura Cosmeticos SA, ordinary nominative                                                                1,133,000          30,796
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $14,762,000) (1)  (2)  (3)                    27,000           7,164
Petroleo Brasileiro SA - Petrobras, ordinary nominative                                                    791,310          34,811
Petroleo Brasileiro SA - Petrobras, preferred nominative                                                   128,600           4,966
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                           1,782,286          68,565
Porto Seguro SA, ordinary nominative                                                                     2,059,100          18,510
Tele Centro Oeste Celular Participacoes SA, ordinary nominative                                         14,962,504              80
Tele Centro Oeste Celular Participacoes SA, preferred nominative                                     5,061,882,438          16,677
Tele Centro Oeste Celular Participacoes SA, preferred nominative (ADR)                                   7,735,138          76,655
Telecomunicacoes Brasileiras SA, preferred nominative (ADR)                                                241,000           6,977
Tele Leste Celular Participacoes SA, ordinary nominative (2)                                         3,858,906,532             564
Tele Leste Celular Participacoes SA, preferred nominative (ADR) (2)                                        705,223           6,008
Telemar Norte Leste SA, Class A, preferred nominative                                                    1,554,868          36,092
Telemig Celular Participacoes SA, ordinary nominative                                                3,644,145,317          12,552
Telemig Celular Participacoes SA, preferred nominative (ADR)                                             1,015,658          29,403
Telemig Celular SA, Class G, preferred nominative                                                           38,529           5,770
Tele Norte Celular Participacoes SA, ordinary nominative (2)  (3)                                    9,214,930,561           2,381
Tele Norte Celular Participacoes SA, preferred nominative (ADR) (3)                                        453,978           3,042
Telesp Celular Participacoes SA, preferred nominative (ADR) (2)                                         20,623,097         123,326
TIM Participacoes SA, ordinary nominative                                                            8,376,415,124          12,074
TIM Participacoes SA, preferred nominative (ADR)                                                         4,068,553          61,069
TIM Participacoes SA, ordinary nominative, rights, expire April 8, 2005 (2)                            192,747,342              51
Unibanco-Uniao de Bancos Brasileiros SA, units                                                           4,759,100          32,963
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                     6,025,054         207,141
Usinas Siderurgicas de Minas Gerais SA, Class A, preferred nominative                                    1,593,298          34,300
                                                                                                                         1,802,680

Canada  -  0.79%
Ivanhoe Mines Ltd. (2)  (3)                                                                             15,374,100         115,709

Chile  -  1.02%
Banco Santander - Chile  (ADR)                                                                             741,915          24,580
Cia. de Telecomunicaciones de Chile SA (ADR)                                                             2,354,885          26,233
Comercial Siglo XXI SA                                                                                   1,348,900           2,693
Embotelladora Andina SA, Class A, preferred nominative (ADR)                                             1,948,400          25,232
Embotelladora Andina SA, Class B, preferred nominative (ADR)                                               969,073          12,947
Enersis SA (2)                                                                                          24,828,700           4,153
Enersis SA (ADR)                                                                                         6,519,200          54,761
                                                                                                                           150,599

China  -  4.22%
Anhui Conch Cement Co. Ltd. (Hong Kong) (3)                                                             40,197,000          38,140
BYD Co. Ltd. (Hong Kong) (2)  (3)                                                                        9,365,500          27,559
China Life Insurance Co. Ltd. (Hong Kong) (2)                                                           82,662,500          55,114
China Life Insurance Co. Ltd. (ADR) (2)                                                                  1,299,400          34,551
China Mengniu Dairy Co. (Hong Kong) (2)                                                                 21,559,000          14,650
China Merchants Holdings (International) Co. Ltd. (Hong Kong)                                            7,791,014          15,284
China Mobile (Hong Kong) Ltd.                                                                            9,204,300          30,094
China Netcom Group Corp. (Hong Kong) Ltd. (2)                                                            5,453,000           7,656
China Oilfield Services Ltd. (Hong Kong)                                                                27,123,000           9,390
China Telecom Corp. Ltd. (Hong Kong)                                                                   256,547,800          89,636
GOME Electrical Appliances Holding Ltd. (Hong Kong) (2)                                                 19,927,000          21,335
Huaneng Power International, Inc. (Hong Kong)                                                            3,058,400           2,235
Lenovo Group Ltd. (Hong Kong)                                                                           99,154,000          33,690
Lianhua Supermarket Holdings Co. Ltd. (Hong Kong)                                                       11,912,000          12,983
NetEase.com, Inc. (ADR) (2)                                                                                469,100          22,615
PetroChina Co. Ltd. (Hong Kong)                                                                         50,490,100          31,398
PICC Property and Casualty Co. Ltd. (Hong Kong) (2)                                                     70,689,600          22,206
Semiconductor Manufacturing International Corp. (Hong Kong) (2)                                        192,147,000          37,202
Semiconductor Manufacturing International Corp. (ADR) (2)                                                  642,800           6,267
Tong Ren Tang Technologies Co. Ltd. (Hong Kong) (3)                                                      5,529,900          11,522
Tsingtao Brewery Co. Ltd. (Hong Kong)                                                                   27,397,100          28,629
UBS AG Call Warrants on Beijing Yanjing Brewery Co. Ltd., A Shares, expire
     June 14, 2005 (acquired 6/15/04, cost: $28,510,000) (1)  (2)                                       19,833,720          28,876
Weiqiao Textile Co. Ltd. (Hong Kong)                                                                     3,990,000           5,679
Wumart Stores, Inc. (Hong Kong) (3)                                                                      6,735,000          11,226
Zhejiang Expressway Co. Ltd. (Hong Kong)                                                                17,224,000          12,146
ZTE Corp. (Hong Kong) (2)                                                                                3,190,200          10,554
                                                                                                                           620,637

Colombia  -  0.23%
Cia. de Cemento Argos, SA                                                                                4,010,764          33,225


Croatia  -  0.08%
PLIVA DD (GDR)                                                                                           1,060,768          11,987


Czech Republic  -  0.52%
CESKY TELECOM, AS                                                                                        1,900,470          35,593
Komercni Finance BV                                                                                        284,500          40,476
                                                                                                                            76,069

Egypt  -  0.61%
Commercial International Bank S.A.E.  (2)                                                                2,142,733          17,208
Commercial International Bank S.A.E. (GDR) (2)                                                             255,700           1,961
Egyptian Company for Mobile Services S.A.E.                                                              2,149,109          64,956
Vodafone Egypt Telecommunications S.A.E.                                                                   393,000           5,142
                                                                                                                            89,267

Hong Kong  -  1.25%
China.com Corp., Class A (2)                                                                             1,718,800           5,397
Clear Media Ltd. (2)                                                                                    22,774,000          20,002
Hopewell Holdings Ltd.                                                                                  20,166,000          47,576
Kingway Brewery Holdings Ltd.                                                                           30,631,300          11,095
Shangri-La Asia Ltd.                                                                                    25,893,246          37,848
SINA Corp. (2)                                                                                           1,944,100          60,384
Texwinca Holdings Ltd.                                                                                   2,188,700           1,838
                                                                                                                           184,140

Hungary  -  0.97%
Gedeon Richter Ltd.                                                                                          5,300             729
Magyar Tavkozlesi Rt.                                                                                    8,039,318          37,822
Magyar Tavkozlesi Rt. (ADR)                                                                              1,054,000          24,822
MOL Magyar Olaj- es Gazipari Rt., Class A                                                                  448,802          36,173
National Savings and Commercial Bank Ltd.                                                                1,278,290          43,762
                                                                                                                           143,308

India  -  9.28%
Apollo Hospitals Enterprise Ltd.                                                                         1,372,566          11,076
Bharat Electronics Ltd.                                                                                  1,414,966          21,675
Bharat Heavy Electricals Ltd.                                                                            2,505,145          44,015
Bharat Petroleum Corp. Ltd.                                                                                194,702           1,578
Bharti Tele-Ventures Ltd. (2)                                                                           27,691,720         131,666
Cummins India Ltd.                                                                                       8,019,150          20,553
Dr. Reddy's Laboratories Ltd.                                                                              222,333           3,767
Grasim Industries Ltd.                                                                                          39               1
HDFC Bank Ltd.                                                                                           4,500,452          56,214
HDFC Bank Ltd. (ADR)                                                                                       196,800           8,272
Hindustan Lever Ltd.                                                                                    15,565,594          47,086
Housing Development Finance Corp. Ltd.                                                                  11,394,706         190,434
I.T.C. Ltd.                                                                                                906,531          27,891
ICICI Bank Ltd.                                                                                          3,454,900          31,111
ICICI Bank Ltd. (ADR)                                                                                    3,606,595          74,729
Indian Petrochemicals Corp. Ltd.                                                                         1,514,731           5,626
Infosys Technologies Ltd.                                                                                5,521,653         285,728
Jet Airways (India) Ltd. (2)                                                                             1,552,722          43,127
Larsen & Toubro Ltd.                                                                                         4,768             109
Maruti Udyog Ltd.                                                                                        3,367,800          32,527
National Thermal Power Corp. Ltd.                                                                       18,716,100          36,600
Oil & Natural Gas Corp. Ltd.                                                                             1,340,174          27,200
Ranbaxy Laboratories Ltd.                                                                                4,686,461         108,384
Reliance Energy Ltd.                                                                                     4,525,300          54,974
Reliance Energy Ltd. (GDR)                                                                                 574,400          20,822
Reliance Industries Ltd.                                                                                 1,267,705          15,870
SET India Ltd. (acquired 5/15/00, cost: $34,131,000) (1)  (2)                                              106,250           5,450
SET Satellite (Singapore) Pte. Ltd. (acquired 5/15/00, cost: $73,162,000) (1)  (2)                       2,847,112          11,631
State Bank of India                                                                                        175,328           2,632
Sun Pharmaceutical Industries Ltd.                                                                          90,060             963
Tata Power Co. Ltd.                                                                                      1,367,400          11,241
Wipro Ltd.                                                                                               1,264,651          19,452
Zee Telefilms Ltd.                                                                                       4,164,647          13,262
                                                                                                                         1,365,666

Indonesia  -  2.27%
PT Astra International Tbk                                                                              18,511,384          20,536
PT Bank Mandiri (Persero) Tbk                                                                          209,642,500          37,875
PT Bank Rakyat Indonesia                                                                                27,513,000           8,284
PT Hanjaya Mandala Sampoerna Tbk                                                                        56,395,300          61,668
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                419,550,202         198,361
PT Ramayana Lestari Sentosa Tbk                                                                         86,587,500           7,136
                                                                                                                           333,860

Israel  -  2.57%
Bank Hapoalim Ltd.                                                                                      15,724,600          52,969
Bank Leumi le-Israel B.M.                                                                               21,227,297          59,473
"Bezeq" The Israel Telecommunication Corp. Ltd. (2)                                                     41,352,700          48,583
Check Point Software Technologies Ltd. (2)                                                                  72,900           1,585
Orbotech Ltd. (2)  (3)                                                                                   1,720,725          37,684
Partner Communications Co. Ltd. (2)                                                                      1,965,467          18,139
Partner Communications Co. Ltd. (ADR) (2)                                                                2,308,600          21,031
Teva Pharmaceutical Industries Ltd. (ADR)                                                                4,472,700         138,654
                                                                                                                           378,118

Kazakhstan  -  0.02%
OJSC Kazkommertsbank (ADR) (acquired 9/10/97, cost: $1,466,000) (1)  (2)                                    72,877           3,590


Malaysia  -  5.06%
AMMB Holdings Bhd.                                                                                      19,069,700          14,102
AMMB Holdings Bhd., rights, expire April 26, 2005 (2)                                                    4,371,506             301
Astro All Asia Networks PLC (2)                                                                         38,013,500          51,518
CIMB Bhd.                                                                                                4,905,300           6,648
Commerce Asset-Holding Bhd.                                                                             36,415,300          43,890
EON Capital Bhd.                                                                                        11,273,000          16,761
Genting Bhd.                                                                                             8,344,500          37,989
Hong Leong Bank Bhd.                                                                                    21,863,400          29,918
IJM Corp. Bhd.                                                                                          17,073,314          21,566
IOI Corp. Bhd.                                                                                          10,920,900          25,722
Malakoff Bhd.                                                                                            9,168,900          18,217
Malayan Banking Bhd.                                                                                    36,893,750         109,710
Malaysian Pacific Industries Bhd.                                                                          473,800           1,559
Maxis Communications Bhd.                                                                               48,392,000         120,344
MK Land Holdings Bhd.                                                                                   21,297,600           8,687
Public Bank Bhd.                                                                                        25,403,400          51,810
Resorts World Bhd.                                                                                       7,804,300          19,203
Road Builder (M) Holdings Bhd.                                                                          13,833,700           9,829
S P Setia Berhad Group (3)                                                                              34,837,100          36,671
Tanjong PLC                                                                                              5,284,400          18,356
Telekom Malaysia Bhd.                                                                                   16,250,200          41,695
Tenaga Nasional Bhd.                                                                                     8,894,700          23,875
Transmile Group Bhd.                                                                                     6,041,200          15,103
UMW Holdings Bhd.                                                                                       16,421,596          21,521
                                                                                                                           744,995

Mexico  -  7.88%
America Movil SA de CV, Series A                                                                        16,275,000          41,987
America Movil SA de CV, Series L                                                                        21,921,840          56,515
America Movil SA de CV, Series L (ADR)                                                                   6,970,900         359,698
Cemex, SA de CV, ordinary participation certificates, units                                              2,319,659          16,860
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                          609,595          22,098
Coca-Cola FEMSA, SA de CV, Series L (ADR)                                                                1,074,200          25,963
Consorcio International Hospital, SA de CV, convertible preferred, units
     (acquired 9/25/97, cost: $4,827,000) (1)  (2)                                                          23,970               -
Desarrolladora Homex, SA de CV (ADR) (2)                                                                   120,850           2,970
Empresas ICA Sociedad Controladora, SA de CV (2)                                                        78,185,100          30,256
Fomento Economico Mexicano, SA de CV (ADR)                                                               2,643,395         141,554
Grupo IMSA, SA de CV, Series UBC, units                                                                  1,446,700           3,376
Grupo Industrial Saltillo, SA de CV                                                                      2,827,600           5,572
Grupo Modelo, SA de CV, Series C                                                                         4,692,000          13,828
Grupo Televisa, SA, ordinary participation certificates (ADR)                                            1,945,532         114,397
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                        21,582,500          64,747
Organizacion Soriana, SA de CV, Series B                                                                 3,384,300          12,808
Wal-Mart de Mexico, SA de CV, Series V                                                                  68,574,660         240,796
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                               157,232           5,519
                                                                                                                         1,158,944

Morocco  -  0.05%
Holcim (Maroc) SA                                                                                           46,585           5,996
Societe des Brasseries du Maroc                                                                             12,332           2,085
                                                                                                                             8,081

Peru  -  0.14%
Credicorp Ltd.                                                                                           1,229,762          21,177

Philippines  -  0.42%
ABS-CBN Holdings Corp. (Philippine Deposit Receipts)                                                     6,229,500           1,736
Ayala Corp.                                                                                            114,253,700          15,863
Ayala Land, Inc.                                                                                        82,485,230          12,507
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost:  $1,850,000) (1)  (2)            724,790               -
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost:  $616,000) (1)  (2)              241,431               -
GLOBE TELECOM, Inc.                                                                                        632,845          10,174
International Container Terminal Services, Inc. (2)                                                     19,533,588           2,676
SM Investments Corp. (2)                                                                                 2,794,600          11,640
SM Prime Holdings, Inc.                                                                                 55,082,000           7,849
                                                                                                                            62,445

Poland  -  0.55%
Telekomunikacja Polska SA                                                                               11,909,020          80,354


Russia  -  2.51%
Baring Vostok Private Equity Fund (acquired 12/15/00, cost: $7,599,000) (1)  (3)                         8,530,144          11,251
Baring Vostok Private Equity Fund III (acquired 3/30/05, cost: $841,000) (1)  (2)  (3)                     841,300             548
JSC MMC "Norilsk Nickel" (ADR)                                                                           1,992,070         116,536
LUKoil Holding (ADR)                                                                                       520,559          70,536
New Century Capital Partners, LP (acquired 12/7/95, cost: $5,484,000) (1)  (2)                           5,247,900           2,253
OAO Gazprom (ADR)                                                                                          617,904          20,823
OAO Gazprom (ADR) (acquired 10/21/96, cost: $5,646,000) (1)                                                363,900          12,263
OAO Moscow City Telephone Network                                                                        3,007,500          43,910
Sberbank (Savings Bank of the Russian Federation)                                                          121,320          71,943
YUKOS Oil Co. (ADR) (2)                                                                                  8,403,622          18,488
                                                                                                                           368,551

Singapore  -  0.06%
Noble Group Ltd.                                                                                         9,527,000           8,369

South Africa  -  5.95%
Anglo American Platinum Corp. Ltd.                                                                       1,621,472          60,922
Anglo American Platinum Corp. Ltd. 6.38% convertible preferred May 31, 2009                                119,068           2,294
AngloGold Ashanti Ltd.                                                                                      19,700             683
AngloGold Ashanti Ltd. (ADR)                                                                                35,700           1,230
AVI Ltd.                                                                                                 2,990,800           6,507
Barloworld Ltd.                                                                                          4,653,500          74,719
Consol Ltd. (2)                                                                                          2,990,800           4,922
Gold Fields Ltd.                                                                                         3,447,909          40,137
Gold Fields Ltd. (ADR)                                                                                     880,700          10,119
Harmony Gold Mining Co. Ltd.                                                                             8,870,612          70,788
Harmony Gold Mining Co. Ltd. (ADR)                                                                       4,146,392          32,342
Impala Platinum Holdings Ltd.                                                                              535,005          45,099
Massmart Holdings Ltd.                                                                                   1,867,900          12,597
Mvelaphanda Resources Ltd. (2)  (3)                                                                     11,141,377          26,834
Nasionale Pers Beperk, Class N                                                                           1,426,200          16,307
Nedcor Ltd.                                                                                              1,028,211          12,415
Sappi Ltd.                                                                                                 188,945           2,318
Sasol Ltd.                                                                                              11,999,593         279,836
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost: $893,000) (1)  (2)                    2,180             270
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost: $5,387,000) (1)  (2)                 13,650           1,689
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $24,896,000) (1)  (3)                    28,847          48,047
South African Private Equity Fund III, Ltd. (acquired 10/6/00, cost: $82,000) (1)                            1,325               -
SPAR Group Ltd. (2)                                                                                      3,415,000          13,160
Standard Bank Group Ltd.                                                                                 8,822,814          89,078
Tiger Brands Ltd.                                                                                        1,185,925          18,832
Truworths International Ltd.                                                                             1,574,400           4,121
                                                                                                                           875,266

South Korea  -  19.18%
Baiksan OPC Co., Ltd.                                                                                      560,100           3,521
Cheil Communications Inc.                                                                                   82,970          14,060
CJ Home Shopping Co., Ltd.                                                                                  52,679           3,830
Daewoo Heavy Industries & Machinery Co., Ltd.                                                            3,541,130          31,609
Daewoo Securities Co., Ltd. (2)                                                                          1,144,180           7,158
Hankook Tire Co., Ltd.                                                                                   3,523,300          39,398
Hynix Semiconductor Inc. (2)                                                                             2,400,180          30,859
Hyundai Development Co.                                                                                  1,280,374          23,337
Hyundai Marine & Fire Insurance Co., Ltd.                                                                1,634,250           7,616
Hyundai Motor Co.                                                                                        2,926,074         158,556
Hyundai Motor Co., nonvoting preferred                                                                     500,730          15,466
INI Steel Co.                                                                                              475,930           7,643
INI Steel Co. (GDS)                                                                                      1,302,990          20,925
Kia Motors Corp.                                                                                         4,223,220          58,251
Kook Soon Dang Brewery Co., Ltd.                                                                           782,100          12,290
Kookmin Bank                                                                                             5,603,675         250,371
Kookmin Bank (ADR)                                                                                       1,135,144          50,684
Korea Electric Power Corp.                                                                               4,972,760         127,871
Korea Gas Corp.                                                                                          1,289,360          39,824
KT Corp.                                                                                                   798,860          31,010
KT Corp. (ADR)                                                                                             125,400           2,672
KT&G Corp.                                                                                               1,186,980          38,591
LG Cable Ltd. (3)                                                                                        1,629,160          39,646
LG Engineering & Construction Co., Ltd.                                                                  1,327,560          36,622
LG.Philips LCD Co., Ltd. (2)                                                                               308,510          13,435
LG.Philips LCD Co., Ltd. (ADR) (2)                                                                       6,489,900         139,857
Nong Shim Co., Ltd.                                                                                        185,204          52,915
Pulmuone Co., Ltd.                                                                                         182,920           6,821
Pusan Bank                                                                                                 994,330           7,876
Samsung Electronics Co., Ltd.                                                                            1,406,808         695,781
Samsung Electronics Co., Ltd. (GDS)                                                                      1,565,854         387,549
Samsung Fire & Marine Insurance Co., Ltd.                                                                  907,311          68,741
Samsung SDI Co., Ltd.                                                                                      498,466          51,320
Samsung Securities Co., Ltd.                                                                               386,200           9,703
Shinhan Financial Group Co., Ltd.                                                                        8,068,090         216,209
Shinhan Financial Group Co., Ltd. (ADR)                                                                    169,810           9,122
SK Telecom Co., Ltd.                                                                                        74,582          12,565
Woori Finance Holdings Co., Ltd.                                                                         9,967,910          98,206
                                                                                                                         2,821,910

Sweden  -  0.09%
Oriflame Cosmetics SA (2)                                                                                  641,200          13,384

Taiwan  -  11.15%
Advanced Semiconductor Engineering Inc. (2)                                                            136,545,964         100,902
Asia Corporate Partners Fund, Class B (acquired 3/12/96, cost: $5,019,000) (1)  (2)                         39,360           3,917
ASUSTeK Computer Inc.                                                                                   21,763,237          60,179
AU Optronics Corp.                                                                                      36,471,000          53,438
AU Optronics Corp. (ADR)                                                                                 2,029,900          29,758
Cathay Financial Holding Co., Ltd.                                                                      28,906,000          54,940
Chi Mei Optoelectronics Corp.                                                                            9,759,000          14,346
Chinatrust Financial Holding Co., Ltd.                                                                  95,756,169         108,195
Chunghwa Telecom Co., Ltd.                                                                              14,478,000          30,002
Delta Electronics, Inc.                                                                                 18,249,787          29,640
Fubon Financial Holding Co., Ltd.                                                                      175,406,000         166,414
High Tech Computer Corp.                                                                                 5,601,888          40,595
Hon Hai Precision Industry Co., Ltd.                                                                    53,039,994         236,011
Hon Hai Precision Industry Co., Ltd. (GDR)                                                               2,487,322          21,939
Hotai Motor Co., Ltd.                                                                                    4,717,000           9,850
MediaTek Incorporation                                                                                  14,716,673         104,775
Mega Financial Holding Co., Ltd.                                                                        84,247,000          54,356
Optimax Technology Corp.                                                                                 5,939,000          16,724
President Chain Store Corp.                                                                             21,518,517          36,727
Quanta Computer Inc.                                                                                    12,843,899          21,595
Seres Capital (Cayman) (acquired 3/12/96, cost: $12,000)  (1)  (3)                                               2              15
Seres Capital (Cayman) nonvoting (acquired 3/12/96, cost: $63,000) (1)  (3)                                      8              76
Siliconware Precision Industries Co., Ltd.                                                              41,825,000          36,357
Taiwan Cement Corp.                                                                                     52,845,000          30,737
Taiwan Hon Chuan Enterprise Co., Ltd.                                                                    5,794,150           5,304
Taiwan Semiconductor Manufacturing Co., Ltd.                                                           157,895,533         258,450
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                       2,194,100          18,606
Test-Rite International Co., Ltd.                                                                       14,736,642          10,258
Tong Yang Industry Co., Ltd.  (3)                                                                       22,244,243          29,694
Unimicron Technology Corp.                                                                              24,632,000          20,747
Vanguard International Semiconductor Corp. (2)                                                          21,579,350          16,255
VIA Technologies Inc. (2)                                                                               37,305,402          19,505
                                                                                                                         1,640,307

Thailand  -  1.02%
Advanced Info Service PCL                                                                                6,988,000          17,868
BEC World PCL                                                                                           26,480,000           9,953
Electricity Generating PCL                                                                              17,865,147          31,975
KASIKORNBANK PCL                                                                                        13,497,600          20,189
Krung Thai Bank PCL                                                                                     50,673,000          11,467
Siam Cement PCL                                                                                          1,185,400           8,002
Siam Cement PCL, nonvoting depositary receipts                                                           2,666,290          17,044
Siam City Bank PCL, nonvoting depositary receipts                                                        9,972,600           6,375
Siam City Cement PCL                                                                                     3,901,924          27,735
                                                                                                                           150,608

Turkey  -  2.24%
Akbank Turk A?                                                                                           6,133,711          29,804
Aktas Elektrik Ticaret A? (2)                                                                                4,273               -
Anadolu Efes Biracilik ve Malt Sanayii A?                                                                3,816,381          74,318
Koc Holding A?                                                                                             845,136           3,699
Koc Holding A? New March 2005 (2)                                                                          262,848           1,111
Migros Turk TA?                                                                                          5,744,676          40,059
Tansas Perakende Magazacilik Ticaret A? (2)                                                              7,948,176          10,672
TUPRAS-Turkiye Petrol Rafinerileri A?                                                                    1,107,909          15,698
Turkcell Iletism Hizmetleri A?                                                                             737,812           5,063
Turkiye Garanti Bankasi A? (2)                                                                          13,506,200          51,300
Turkiye ?? Bankasi A?, Class C                                                                           7,387,675          42,748
Yapi ve Kredi Bankasi A?  (2)                                                                           13,595,393          54,462
                                                                                                                           328,934

United Kingdom  -  0.75%
Anglo American PLC                                                                                       4,271,593         100,970
Oxus Gold PLC (2)                                                                                        7,720,000           8,671
                                                                                                                           109,641


United States of America -  0.19%
AsiaInfo Holdings, Inc. (2)                                                                                936,540           4,701
iShares MSCI Emerging Markets Index Fund                                                                    90,000          18,246
Sohu.com Inc. (2)                                                                                          297,400           5,228
                                                                                                                            28,175

Venezuela  -  0.18%
Cia. An?nima Nacional Telefonos de Venezuela (CANTV), Class D (ADR)                                      1,400,189          26,492


Vietnam  -  0.07%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost:
      $8,432,000) (1)  (2)  (3)                                                                          7,888,071          10,254


Multinational  -  0.39%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired
     6/30/99, cost: $29,064,000) (1)  (3)                                                                   52,476          38,173
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost:
     $11,194,000) (1)  (2)  (3)                                                                             10,820           9,682
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $733,000) (1) (3)                     279,240             373
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $10,008,000) (1) (3)                3,810,369           5,091
New Europe East Investment Fund Ltd., Class B (acquired 6/4/93, cost: $2,494,000) (1) (2) (3)                  436           1,790
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $2,314,000) (1) (3)                 240,000           1,547
                                                                                                                            56,656

Miscellaneous  -  1.54%
Equity securities in initial period of acquisition                                                                         226,189


Total equity securities  (cost: $8,657,136,000)                                                                         14,129,281



                                                                                                          Units or
Bonds and notes                                                                                          principal           Value
                                                                                                      amount (000)           (000)

Argentina  -  0.46%
Multicanal SA:
      9.25% February 1, 2002 (4)                                                                            $2,609          $1,161
      10.50% February 1, 2007 (5)                                                                            1,244             554
      10.50% April 15, 2018 (5)                                                                              2,289           1,019
      13.125% April 15, 2009 (5)                                                                             1,122             499
Republic of Argentina:
      0.63% December 31, 2038 (6)  (7)                                                                  ARS 92,942          11,080
      3.01% August 3, 2012 (6)                                                                              $1,424           1,202
      5.83% December 31, 2033 (7)                                                                       ARS 69,510          21,032
Telecom Argentina SA:
      0% July 7, 2003 Agent - Bank of Tokyo-Mitsubishi Trust Company/Loan
       Participation Agreements (participation - Credit Suisse First Boston
       International) (4) (8)                                                                              $12,100          11,677
      0% August 18, 2003 Agent - Bayerische Landesbank Girozentrale/Loan
       Participation Agreements (participation  - Credit Suisse First Boston
       International) (4) (8)                                                                          JPY 440,908           3,970
      0% September 25, 2003 Agent - Bank of America, N.A./Loan Participation
       Agreements (participation - Credit Suisse First Boston International) (4)(8)                         $3,965           3,826
      0% October 7, 2003 Agent - Bank of America, N.A./Loan Participation
       Agreements (participation - Credit Suisse First Boston International) (4)(8)                          3,965           3,826
      Series K, 7.25% July 1, 2002 (4)                                                                   EUR 3,205           4,009
      Series 1, 8.375% April 8, 2004 (4)                                                                     1,145           1,432
      Series 2, 9.50% July 2, 2004 (4)                                                                       1,480           1,851
                                                                                                                            67,138

Brazil  -  0.14%
Banco Bradesco SA 17.50% December 10, 2007                                                               BRL 5,850           2,252
Federal Republic of Brazil:
      11.00% August 17, 2040                                                                                $3,785           4,218
      Capitalization of Payment-in-Kind Bond, 8.00% April 15, 2014                                             318             315
      Debt Conversion Bond, Series L, 3.125% April 15, 2012 (6)                                              5,559           5,239
Unibanco-Uniao de Bancos Brasileiros SA 8.70% February 11, 2010                                         BRL 23,880           8,783
                                                                                                                            20,807

Bulgaria  -  0.01%
Republic of Bulgaria 7.50% January 15, 2013                                                                EUR 750           1,205


Colombia  -  0.11%
Republic of Colombia:
      10.00% January 23, 2012                                                                               $4,270           4,633
      10.375% January 28, 2033                                                                               1,755           1,869
      10.75% January 15, 2013                                                                                2,285           2,565
      11.75% February 25, 2020                                                                                 760             908
      12.00% October 22, 2015                                                                           COP 15,641           6,319
                                                                                                                            16,294

Dominican Republic  -  0.02%
Dominican Republic:
      3.50% August 30, 2024 (6)                                                                               $500             424
      9.50% September 27, 2006                                                                                 820             763
      9.50% September 27, 2006 (acquired 9/20/01, cost: $1,280,000) (1)                                      1,280           1,190
                                                                                                                             2,377

Ecuador  -  0.01%
Republic of Ecuador 8.00% August 15, 2030 (6)                                                                2,320           2,076


Malaysia - 0.03%
Tenaga Nasional Bhd. 2.625% convertible debenture November 20, 2007                                          3,979           4,317


Mexico  -  0.05%
United Mexican States Government:
      Series MI10, 8.00% December 19, 2013                                                                 MXN 494           3,851
      Series M20, 8.00% December 7, 2023                                                                       471           3,298
                                                                                                                             7,149

Nigeria  -  0.00%
Central Bank of Nigeria, Warrants, 0% November 15, 2020                                                      1,000 units         -


Peru  -  0.02%
Republic of Peru 9.875% February 6, 2015                                                                    $2,035           2,361


Philippines  -  0.05%
Republic of Philippines 10.625% March 16, 2025                                                               6,176           6,639


Russia  -  0.06%
Russian Federation:
      5.00% March 31, 2030 (6)                                                                               1,150           1,187
      5.00% March 31, 2030 (acquired 8/25/00, cost: $3,501,000) (1) (6)                                      7,540           7,785
                                                                                                                             8,972

Turkey  -  0.05%
Republic of Turkey 20.00% October 17, 2007                                                               TRY 9,775           7,605


Venezuela  -  0.15%
Petrozuata Finance, Inc., Series B, 8.22% April 1, 2017 (acquired 4/12/02, cost:
     $1,185,000) (1)                                                                                        $1,520           1,436
Republic of Venezuela:
      9.25% September 15, 2027                                                                              17,995          17,914
      10.75% September 19, 2013                                                                              2,625           2,927
                                                                                                                            22,277


Total bonds and notes  (cost: $144,116,000)                                                                                169,217



                                                                                                          Units or
Short-term securities                                                                                    principal           Value
                                                                                                      amount (000)           (000)
Corporate short-term notes  -  0.74%
Alcon Capital Corp. 2.77% due 4/14/05                                                                      $10,000          $9,989
Allied Irish Banks N.A. Inc. 2.77% due 4/8/05                                                                5,300           5,297
Avon Capital Corp. 2.76% due 4/11/05                                                                        25,000          24,979
Clipper Receivables Corp. 2.85% due 4/1/05                                                                   8,900           8,899
SLM Corp. 2.76%-2.80% 4/6/05                                                                                32,900          32,885
Societe Generale N.A. Inc. 2.77% due 4/12-4/19/05                                                           26,500          26,473
                                                                                                                           108,522


U.S. government short-term obligations  -  0.73%
U.S. Treasury Bills 2.65% due 4/14-4/21/05                                                                 106,900         106,764

Non-U.S. currency  -  0.05%
Taiwan New Dollar                                                                                      TWD 247,707           7,873


Total short-term securities  (cost: $222,595,000)                                                                          223,159


Total investment securities  (cost: $9,023,847,000)                                                                     14,521,657


Net unrealized depreciation on foreign currency contracts (9)                                                                 (720)

Excess of cash and receivables over payables                                                                               188,326

Net assets                                                                                                             $14,709,263

(1) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of March 31, 2005, the total value and cost of such securities were $217,262,000 and $319,257,000, respectively, and the value represented 1.48% of net assets.
(2) Non-income-producing securities.
(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., New Europe East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP, and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.
(4) Security is currently in default pending restructuring; no principal or interest payments received on the scheduled dates.
(5) Security is currently in default; no interest payments received on the scheduled payment dates.
(6) Coupon rate may change periodically.
(7) Security received as a result of a debt restructure. This security has been authorized but has not yet been issued.
(8) Participation interests were acquired through the financial institution indicated parenthetically.
(9) As of March 31, 2005, the net unrealized foreign currency contracts payable consists of the following:

Abbreviations

Securities:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
GDS - Global Depositary Shares

Non-U.S. currency:
ARS - Argentine Peso
BRL - Brazilian Real
COP - Colombian Peso
CZK - Czech Koruna
EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso
TRY - New Turkish Lira
TWD - Taiwan New Dollar
ZAR - South African Rand



FEDERAL INCOME TAX INFORMATION

As of March 31, 2005, the cost of investment securities, excluding forward currency contracts, and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $9,172,843,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $5,348,814,000, of which $6,051,563,000 related to appreciated securities and $702,749,000 related to depreciated securities.



                                                                               Contract amount                   U.S. valuation
                                                           ---------------------------------------------------------------------
                                                                                                                    Unrealized
                                                                                                                   appreciation
                                                                Non-U.S.                U.S.          Amount      (depreciation)
                                                                 (000)                 (000)          (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Sales:
Czech Koruna to Euro expiring 8/31/05                        CZK365,270/EUR12,210      $15,907        $15,858               $49
South African Rand to U.S. Dollar expiring 4/15-8/17/05              ZAR1,509,869      239,769        240,538              (769)
                                                                                                                   -------------

Foreign currency contracts --- net                                                                                        $(720)
                                                                                                                   =============



                                                                                                           Dividend
                                                                                                        and interest
                                               Beginning      Purchases/      Sales/          Ending          income      Value
Issuer                                          shares        additions    reductions        shares           (000)      (000)
----------------------------------------------------------------------------------------------------------------------------------

Affiliated issuers:
Anhui Conch Cement                               40,197,000           -             -      40,197,000            $ -      $38,140
BYD                                              12,432,000           -     3,066,500       9,365,500              -       27,559
Ivanhoe Mines                                    17,189,000           -     1,814,900      15,374,100              -      115,709
LS Cable                                          1,629,160           -             -       1,629,160              -       39,646
Mvelaphanda Resources                            11,141,377           -             -      11,141,377              -       26,834
Orbotech                                          1,547,325     173,400             -       1,720,725              -       37,684
S P Setia Berhad                                 34,837,100           -             -      34,837,100            924       36,671
Tele Norte Celular Participacoes              9,215,384,539           -             -   9,215,384,539              -        5,423
Tong Ren Tang Technologies                        5,529,900           -             -       5,529,900              -       11,522
Tong Yang Industry                               21,933,243     311,000             -      22,244,243              -       29,694
Wumart Stores                                     6,735,000           -             -       6,735,000            146       11,226


Affiliated private equity funds/private placements:

Baring Vostok Private Equity Fund                13,087,057                 4,556,913       8,530,144              -       11,251
Baring Vostok Private Equity Fund III                     -     841,300             -         841,300              -          548
Capital International Global Emerging
     Markets Private Equity Fund                     56,000         667         4,191          52,476             71       38,173
Capital International Private Equity Fund IV              -      10,820             -          10,820              -        9,682
Hidroneuquen                                     28,022,311           -             -      28,022,311              -          891
New Asia East Investment Fund                     4,089,609           -             -       4,089,609              -        5,464
New Europe East Investment Fund                         436           -             -             436              -        1,790
New GP Capital Partners                              27,000           -             -          27,000              -        7,164
Pan Asia Special Opportunities Fund                 600,000           -       360,000         240,000            300        1,547
Seres Capital                                            10           -             -              10              -           91
South African Private Equity Fund III, LP            29,008           -           161          28,847              -       48,047
Vietnam Enterprise Investments                    7,888,071           -             -       7,888,071              -       10,254


Unaffiliated issuers:(1)
Cummins India                                    10,446,937           -     2,427,787       8,019,150            396            -
                                                                                                      ----------------------------
                                                                                                              $1,837     $515,010
                                                                                                     ============================

(1)Affiliated during the period but no longer affiliated at March 31, 2005.


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.


By /s/ Shaw B. Wagener
----------------------------------
Shaw B. Wagener, President and PEO

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Shaw B. Wagener
----------------------------------
Shaw B. Wagener, President and PEO

Date: May 27, 2005



By /s/ Michael A. Felix
-----------------------------------
Michael A. Felix, Treasurer and PFO

Date: May 27, 2005